Business and credit concentrations (Tables)	12 Months Ended
Mar. 31, 2017
Business and credit concentrations
Schedule of major suppliers

	Year ended March 31,
Suppliers	2015		2016		2017
	RMB	%	RMB	%	RMB	US$	%

China Bright Group Co. Limited	15,683	25	37,556	49	36,405	5,289	52
Hangzhou Baitong Biological Technology Co., Ltd.	6,600	10	—	—	—	—	—

Total	22,283	35	37,556	49	36,405	5,289	52